SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Conversion Feature Derivative Liability
Conversion feature derivative liability
Balance at January 1, 2012	$6,295,400
Reclassification of derivative liability to equity	(7,750,289)
Change in fair value included in earnings	1,454,889
Balance at June 30, 2012	$-

Schedule of Fair Value of Marketable Securities
Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$-

Schedule of Earnings Per Share
	For the Three Months ended June 30, 2012	For the Three Months ended June 30, 2011	For the Six Months ended June 30, 2012	For the Six Months ended June 30, 2011
Numerator:
Loss from continuing operations	$(14,530,815)	$(835,799)	$(40,463,749)		$(1,300,463)
Loss from discontinued operations	$(124)	$(1,681,780)	$(50,298)		$(2,505,478)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	208,433,252	28,758,138	180,593,498		25,718,458

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.07)	$(0.03)	$(0.22)	$	(0.05)
Loss from discontinued operations	$(0.00)	$(0.06)	$(0.00)		$(0.10)

Schedule of Antidilutive Securities
	June 30, 2012	June 30, 2011
Common stock equivalents:
Stock options	34,848,000	2,600,000
Stock warrants	12,222,188	-
Convertible preferred stock	-	8,750,000
Convertible promissory notes embedded conversion feature	-	750,000
Total	47,070,188	12,100,000